Leases - Schedule of future minimum rental payments for operating leases (Details) $ in Millions	Dec. 31, 2017 USD ($)
Leases, Operating [Abstract]
2018	$ 592.3
2019	556.9
2020	503.6
2021	426.7
2022	354.1
Thereafter	2,764.6
Total	$ 5,198.2